Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7.      INTANGIBLE ASSETS, NET

	As of December 31,
	2024	2023
Trade mark	$6,500,000	$6,500,000
Software	984,174	854,975
Intangible assets, gross	7,484,174	7,354,975
Less: accumulated amortization	(2,345,737)	(2,023,632)
Intangible assets, net	$5,138,437	$5,331,343

Amortization expenses were $356,247 and $347,040 for the years ended December 31, 2024 and 2023, respectively.